UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.7%	U.S. Government Securities	537,027,097	567,402,744
0.0%	Other Investment Company	132,128	132,128

99.7%	Total Investments	537,159,225	567,534,872
0.3%	Other Assets and Liabilities, Net		1,469,642

100.0%	Net Assets		569,004,514

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.7% of net assets

U.S. Treasury Obligations 99.7%

U.S. Treasury Inflation Protected Securities
1.25%, 04/15/14	11,020,528	11,390,707
2.00%, 07/15/14	15,374,828	16,280,559
1.63%, 01/15/15	15,165,585	16,184,560
0.50%, 04/15/15	14,922,762	15,682,927
1.88%, 07/15/15	13,332,659	14,634,727
2.00%, 01/15/16	13,066,108	14,570,801
0.13%, 04/15/16	26,175,869	27,824,164
2.50%, 07/15/16	12,798,063	14,815,806
2.38%, 01/15/17	11,094,938	12,948,126
0.13%, 04/15/17	29,455,592	31,784,351
2.63%, 07/15/17	9,623,864	11,581,743
1.63%, 01/15/18	10,025,305	11,698,328
1.38%, 07/15/18	9,882,672	11,584,369
2.13%, 01/15/19	9,205,517	11,236,530
1.88%, 07/15/19	10,457,416	12,810,334
1.38%, 01/15/20	12,675,873	15,110,021
1.25%, 07/15/20	19,475,289	23,282,124
1.13%, 01/15/21	22,270,746	26,283,043
0.63%, 07/15/21	23,625,496	27,051,193
0.13%, 01/15/22	26,054,363	28,378,934
0.13%, 07/15/22	26,872,675	29,316,476
0.13%, 01/15/23	18,263,145	19,712,691
2.38%, 01/15/25	17,345,833	23,316,615
2.00%, 01/15/26	12,618,426	16,449,254
2.38%, 01/15/27	10,161,204	13,847,791
1.75%, 01/15/28	10,183,513	12,964,935
3.63%, 04/15/28	10,676,969	16,694,402
2.50%, 01/15/29	9,833,787	13,755,009
3.88%, 04/15/29	12,669,462	20,605,740
3.38%, 04/15/32	3,986,531	6,418,953
2.13%, 02/15/40	5,942,769	8,381,147
2.13%, 02/15/41	7,977,057	11,303,730
0.75%, 02/15/42	12,943,640	13,528,175
0.63%, 02/15/43	5,951,210	5,974,479

Total U.S. Government Securities
(Cost $537,027,097)		567,402,744

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	132,128	132,128

Total Other Investment Company
(Cost $132,128)		132,128

End of Investments

At 03/31/13, the tax basis cost of the fund’s investments was $537,220,992 and the unrealized appreciation and depreciation were $30,626,871 and ($312,991), respectively, with a net unrealized appreciation of $30,313,880.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

U.S. Government Securities[1]	$—	$567,402,744	$—	$567,402,744
Other Investment Company[1]	132,128	—	—	132,128

Total	$132,128	$567,402,744	$—	$567,534,872

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG59499MAR13

 3

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.5%	U.S. Government Securities	261,052,558	261,519,722

99.5%	Total Investments	261,052,558	261,519,722
0.5%	Other Assets and Liabilities, Net		1,337,602

100.0%	Net Assets		262,857,324

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.5% of net assets

U.S. Treasury Obligations 99.5%

U.S. Treasury Notes
1.25%, 04/15/14	8,316,000	8,409,555
1.88%, 04/30/14	9,175,000	9,343,811
2.25%, 05/31/14	10,023,000	10,264,183
0.75%, 06/15/14	7,944,000	7,998,305
2.63%, 06/30/14	8,158,000	8,405,293
0.63%, 07/15/14	4,583,000	4,608,601
2.63%, 07/31/14	6,403,000	6,610,848
0.50%, 08/15/14	8,093,000	8,126,829
2.38%, 08/31/14	5,120,000	5,277,000
0.25%, 09/15/14	12,516,000	12,524,311
0.50%, 10/15/14	11,449,000	11,499,089
0.38%, 11/15/14	12,793,000	12,825,481
4.25%, 11/15/14	2,815,000	2,998,637
0.25%, 12/15/14	4,280,000	4,282,341
0.25%, 01/15/15	9,699,000	9,702,414
0.25%, 02/15/15	9,855,000	9,856,153
4.00%, 02/15/15	10,601,000	11,344,724
2.38%, 02/28/15	10,100,000	10,510,706
2.50%, 03/31/15	12,683,000	13,252,746
2.13%, 05/31/15	15,519,000	16,138,550
1.75%, 07/31/15	11,635,000	12,032,231
1.25%, 09/30/15	20,743,000	21,234,028
1.38%, 11/30/15	8,117,000	8,342,758
2.13%, 12/31/15	9,383,000	9,842,626
2.00%, 01/31/16	8,445,000	8,838,883
2.13%, 02/29/16	9,172,000	9,643,496
2.25%, 03/31/16	7,200,000	7,606,123

Total U.S. Government Securities
(Cost $261,052,558)		261,519,722

End of Investments

At 3/31/13, the tax basis cost of the fund’s investments was $261,053,611 and the unrealized appreciation and depreciation were $467,219 and ($1,108), respectively, with a net unrealized appreciation $466,111.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 1

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

U.S. Government Securities[1]	$—	$261,519,722	$—	$261,519,722

Total	$—	$261,519,722	$—	$261,519,722

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

2

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG59498MAR13

 3

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.5%	U.S. Government Securities	206,350,908	207,417,349

99.5%	Total Investments	206,350,908	207,417,349
0.5%	Other Assets and Liabilities, Net		1,137,683

100.0%	Net Assets		208,555,032

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.5% of net assets

U.S. Treasury Obligations 99.5%

U.S. Treasury Bonds
8.50%, 02/15/20	571,000	849,586
8.75%, 05/15/20	424,000	643,221
8.75%, 08/15/20	1,894,000	2,896,932

U.S. Treasury Notes
2.00%, 04/30/16	4,200,000	4,408,362
1.50%, 06/30/16	2,541,000	2,630,532
3.25%, 06/30/16	4,928,000	5,379,222
4.88%, 08/15/16	2,964,000	3,404,433
1.00%, 08/31/16	5,259,000	5,358,016
3.13%, 10/31/16	4,575,000	5,006,052
2.75%, 11/30/16	7,034,000	7,609,360
3.13%, 01/31/17	3,913,000	4,299,104
3.00%, 02/28/17	3,596,000	3,938,181
3.25%, 03/31/17	4,984,000	5,514,721
0.88%, 04/30/17	5,441,000	5,506,891
3.13%, 04/30/17	1,942,000	2,141,511
0.63%, 05/31/17	8,010,000	8,021,262
2.75%, 05/31/17	3,339,000	3,636,121
2.50%, 06/30/17	4,681,000	5,053,285
2.38%, 07/31/17	3,491,000	3,752,008
4.75%, 08/15/17	6,728,000	7,927,475
4.25%, 11/15/17	3,802,000	4,419,528
0.63%, 11/30/17	4,614,000	4,599,221
2.25%, 11/30/17	1,814,000	1,943,957
0.75%, 12/31/17	5,500,000	5,508,167
3.50%, 02/15/18	3,188,000	3,609,913
0.75%, 02/28/18	2,000,000	1,999,844
2.75%, 02/28/18	5,296,000	5,811,534
4.00%, 08/15/18	2,743,000	3,202,666
1.38%, 09/30/18	2,730,000	2,803,795
3.75%, 11/15/18	3,623,000	4,194,188
2.75%, 02/15/19	818,000	901,973
1.38%, 02/28/19	6,797,000	6,951,530
3.13%, 05/15/19	4,213,000	4,746,867
1.00%, 06/30/19	6,185,000	6,161,324
0.88%, 07/31/19	3,523,000	3,478,138
3.63%, 08/15/19	3,703,000	4,289,115
3.38%, 11/15/19	2,772,000	3,173,508
1.00%, 11/30/19	2,002,000	1,981,824
1.13%, 12/31/19	2,989,000	2,978,727
3.63%, 02/15/20	2,276,000	2,644,783
1.25%, 02/29/20	500,000	500,859
3.50%, 05/15/20	2,736,000	3,159,653
2.63%, 08/15/20	5,086,000	5,556,058
2.63%, 11/15/20	2,912,000	3,176,584
3.63%, 02/15/21	700,000	815,609
3.13%, 05/15/21	3,904,000	4,396,575
2.13%, 08/15/21	2,105,000	2,200,053
2.00%, 11/15/21	5,000,000	5,157,030
2.00%, 02/15/22	7,124,000	7,324,918
1.63%, 08/15/22	4,734,000	4,673,717
1.63%, 11/15/22	3,804,000	3,737,133
2.00%, 02/15/23	3,300,000	3,342,283

Total U.S. Government Securities
(Cost $206,350,908)		207,417,349

End of Investments

At 03/31/2013, the tax basis cost of the fund’s investments was $206,355,248 and the unrealized appreciation and depreciation were $1,099,978, and ($37,877), respectively, with a net unrealized appreciation $1,062,101.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

U.S. Government Securities[1]	$—	$207,417,349	$—	$207,417,349

Total	$—	$207,417,349	$—	$207,417,349

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG59500MAR13

 3

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of March 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

0.3%		Asset-Backed Obligations	1,310,269	1,308,556
1.7%		Commercial Mortgage Backed Securities	6,776,478	6,825,374
21.5%		Corporate Bonds	85,603,538	87,498,755
4.5%		Foreign Securities	17,932,442	18,269,400
29.2%		Mortgage-Backed Securities	118,455,273	118,833,652
1.0%		Municipal Bonds	3,825,759	3,958,497
51.1%		U.S. Government and Government Agencies	206,477,601	208,101,621
0.1%		Other Investment Company	324,543	324,543

109.4%		Total Investments	440,705,903	445,120,398
(9	.4)%	Other Assets and Liabilities, Net		(38,243,562)

100.0%		Net Assets		406,876,836

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Asset-Backed Obligations 0.3% of net assets

Chase Issuance Trust
Series 2012-A3 Class A3
0.79%, 06/15/17 (b)	300,000	301,675
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	100,000	116,774
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	100,000	108,466
Series 2003-A7 Class A7
4.15%, 07/07/17 (b)	100,000	108,073
Series 2006-A3 Class A3
5.30%, 03/15/18 (b)	150,000	170,342
Ford Credit Auto Owner Trust
Series 2012-B Class A4
1.00%, 09/15/17 (b)	200,000	201,960
Honda Auto Receivables Owner Trust
Series 2011-3 Class A3
0.88%, 09/21/15 (b)	200,000	200,847
Nissan Auto Receivables Owner Trust
Series 2012-A Class A3
0.73%, 05/16/16 (b)	100,000	100,419

Total Asset-Backed Obligations
(Cost $1,310,269)		1,308,556

Commercial Mortgage Backed Securities 1.7% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-4 Class A4
5.75%, 02/10/51 (a)(b)	220,000	256,342
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-4 Class A5A
4.93%, 07/10/45 (b)	361,000	391,162
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (a)(b)	300,000	330,899
Series 2005-PWR8 Class A4
4.67%, 06/11/41 (b)	200,000	213,995
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	560,000	657,924
Series 2007-T26 Class A4
5.47%, 01/12/45 (a)(b)	440,000	507,929
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5 Class A4
4.83%, 11/15/37 (b)	200,000	211,173
Series 2005-C1 Class A4
5.01%, 02/15/38 (a)(b)	680,000	721,913
Credit Suisse Mortgage Capital Certificates
Series 2007-C5 Class A3
5.69%, 09/15/40 (a)(b)	200,000	207,209
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	415,000	474,725
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11 Class A4
5.34%, 08/12/37 (a)(b)	300,000	322,133
Series 2004-CB8 Class A4
4.40%, 01/12/39 (b)	297,833	305,800
Series 2005-LDP4 Class A4
4.92%, 10/15/42 (a)(b)	200,000	214,360
Series 2005-LDP5 Class A4
5.20%, 12/15/44 (a)(b)	200,000	219,608
Series 2007-LD12 Class ASB
5.83%, 02/15/51 (a)(b)	155,568	170,162
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.51%, 06/15/29 (a)(b)	200,000	210,149
Series 2005-C5 Class A4
4.95%, 09/15/30 (b)	300,000	324,210
Series 2005-C7 Class A4
5.20%, 11/15/30 (a)(b)	200,000	217,773

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11 Class A5
5.22%, 01/15/41 (a)(b)	220,000	228,917
Series 2005-C21 Class A4
5.24%, 10/15/44 (a)(b)	175,347	191,669
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	400,000	447,322

Total Commercial Mortgage Backed Securities
(Cost $6,776,478)		6,825,374

Corporate Bonds 21.5% of net assets

Finance 7.3%

Banking 4.6%
American Express Co.
8.13%, 05/20/19	250,000	336,724
American Express Credit Corp.
2.38%, 03/24/17	200,000	209,333
Bank of America Corp.
5.38%, 06/15/14	200,000	210,060
5.13%, 11/15/14	250,000	265,990
1.50%, 10/09/15	100,000	100,392
5.25%, 12/01/15	300,000	325,861
3.63%, 03/17/16	650,000	689,996
5.75%, 08/15/16	100,000	111,598
5.65%, 05/01/18	250,000	289,526
5.00%, 05/13/21	150,000	168,420
3.30%, 01/11/23	200,000	197,620
5.88%, 02/07/42	100,000	119,251
Bank of New York Mellon Corp.
2.50%, 01/15/16	250,000	261,822
2.30%, 07/28/16	100,000	104,840
Bank of Nova Scotia
3.40%, 01/22/15	200,000	209,837
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17	100,000	103,891
Barclays Bank PLC
3.90%, 04/07/15	100,000	105,819
5.00%, 09/22/16	100,000	112,407
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	106,928
Bear Stearns Cos. LLC
5.70%, 11/15/14	350,000	377,365
BNP Paribas
5.00%, 01/15/21	200,000	225,885
Capital One Financial Corp.
2.15%, 03/23/15	150,000	153,150
4.75%, 07/15/21	150,000	169,543
Citigroup, Inc.
6.38%, 08/12/14	100,000	107,202
5.00%, 09/15/14	400,000	420,160
4.75%, 05/19/15	100,000	107,323
1.25%, 01/15/16	150,000	149,922
3.95%, 06/15/16	550,000	593,083
4.45%, 01/10/17	200,000	220,380
6.13%, 11/21/17	300,000	355,076
4.05%, 07/30/22	250,000	258,757
3.38%, 03/01/23	200,000	202,029
5.88%, 05/29/37	200,000	237,432
6.88%, 03/05/38	75,000	98,732
Credit Suisse USA, Inc.
4.88%, 01/15/15	100,000	107,346
Deutsche Bank AG
3.25%, 01/11/16	150,000	159,081
Fifth Third Bancorp
5.45%, 01/15/17	100,000	112,391
Goldman Sachs Group, Inc.
3.63%, 02/07/16	275,000	292,246
5.63%, 01/15/17	500,000	560,276
5.95%, 01/18/18	200,000	233,428
6.15%, 04/01/18	150,000	176,949
5.25%, 07/27/21	100,000	113,501
5.75%, 01/24/22	100,000	116,478
6.13%, 02/15/33	80,000	92,294
6.75%, 10/01/37	100,000	112,412
6.25%, 02/01/41	75,000	89,446
HSBC Holdings PLC
5.10%, 04/05/21	350,000	405,091
HSBC USA, Inc.
5.00%, 09/27/20	164,000	183,113
JPMorgan Chase & Co.
2.60%, 01/15/16	250,000	259,837
6.00%, 01/15/18	250,000	297,403
6.30%, 04/23/19	450,000	550,346
4.25%, 10/15/20	150,000	164,850
6.40%, 05/15/38	300,000	386,030
5.40%, 01/06/42	50,000	57,615
Key Bank NA
5.80%, 07/01/14	250,000	265,441
Lloyds TSB Bank PLC
4.20%, 03/28/17	100,000	109,844
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	258,125
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	200,000	241,668
Morgan Stanley
1.75%, 02/25/16	500,000	504,248
5.45%, 01/09/17	200,000	224,059
5.95%, 12/28/17	250,000	289,740
6.63%, 04/01/18	200,000	239,340
7.30%, 05/13/19	200,000	247,811
3.75%, 02/25/23	500,000	506,432
7.25%, 04/01/32	100,000	129,056
6.38%, 07/24/42	100,000	120,583
PNC Funding Corp.
3.63%, 02/08/15	160,000	168,540
5.63%, 02/01/17	75,000	85,743
Rabobank Nederland
3.95%, 11/09/22	200,000	201,768
Royal Bank of Canada
2.63%, 12/15/15	225,000	236,433
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	200,000	239,110
Royal Bank of Scotland PLC
4.38%, 03/16/16	200,000	217,825
Santander Holdings USA, Inc.
4.63%, 04/19/16	50,000	53,507
UBS AG
5.88%, 12/20/17	100,000	118,733
5.75%, 04/25/18	100,000	118,599
US Bancorp
2.20%, 11/15/16 (b)	100,000	104,440

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
3.00%, 03/15/22 (b)	100,000	103,278
Wachovia Corp.
5.75%, 06/15/17	250,000	294,090
5.50%, 08/01/35	250,000	278,008
Wells Fargo & Co.
3.75%, 10/01/14	250,000	261,887
5.63%, 12/11/17	150,000	177,612
3.45%, 02/13/23	250,000	252,203
Westpac Banking Corp.
4.88%, 11/19/19	350,000	409,793

		18,634,403

Brokerage 0.1%
BlackRock, Inc.
5.00%, 12/10/19	200,000	237,645
Jefferies Group, Inc.
5.88%, 06/08/14	100,000	106,250
5.50%, 03/15/16	100,000	109,000
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	106,438
6.70%, 03/04/20	15,000	17,974

		577,307

Finance Company 0.7%
General Electric Capital Corp.
5.90%, 05/13/14	230,000	243,767
5.00%, 01/08/16	75,000	83,202
2.95%, 05/09/16	300,000	317,348
6.00%, 08/07/19	100,000	121,571
4.38%, 09/16/20	150,000	167,781
6.75%, 03/15/32	150,000	191,491
6.15%, 08/07/37	150,000	181,702
5.88%, 01/14/38	450,000	526,518
6.88%, 01/10/39	100,000	131,473
6.38%, 11/15/67 (a)(b)	100,000	106,250
HSBC Finance Corp.
5.50%, 01/19/16	100,000	111,373
6.68%, 01/15/21	150,000	177,777
SLM Corp.
4.63%, 09/25/17	250,000	259,950

		2,620,203

Insurance 1.2%
Aetna, Inc.
3.95%, 09/01/20	100,000	109,653
American International Group, Inc.
2.38%, 08/24/15	100,000	102,640
4.88%, 09/15/16	150,000	167,055
5.60%, 10/18/16	200,000	227,460
5.85%, 01/16/18	40,000	46,924
6.40%, 12/15/20	300,000	372,118
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	337,955
Berkshire Hathaway, Inc.
3.20%, 02/11/15	140,000	146,996
Chubb Corp.
6.00%, 05/11/37	250,000	321,607
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	162,334
5.88%, 03/15/41 (b)	50,000	59,925
5.38%, 02/15/42 (b)	100,000	113,500
CNA Financial Corp.
7.35%, 11/15/19	250,000	316,875
Genworth Financial, Inc.
5.75%, 06/15/14	100,000	104,883
7.63%, 09/24/21	200,000	241,282
Hartford Financial Services Group, Inc.
5.50%, 03/30/20	70,000	81,761
5.95%, 10/15/36	100,000	117,128
ING US, Inc.
2.90%, 02/15/18 (c)	300,000	304,633
Lincoln National Corp.
4.20%, 03/15/22	100,000	108,751
MetLife, Inc.
6.82%, 08/15/18	250,000	311,995
5.70%, 06/15/35	100,000	117,431
Prudential Financial, Inc.
4.50%, 11/16/21	100,000	111,444
6.63%, 12/01/37	100,000	126,124
5.63%, 05/12/41	75,000	85,693
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	199,057
6.25%, 06/15/37	70,000	93,675
UnitedHealth Group, Inc.
0.85%, 10/15/15	50,000	50,183
1.40%, 10/15/17	50,000	50,418
6.00%, 02/15/18	150,000	181,562
3.95%, 10/15/42 (b)	100,000	94,576
WellPoint, Inc.
5.25%, 01/15/16	150,000	167,107

		5,032,745

Real Estate Investment Trust 0.7%
AvalonBay Communities, Inc.
2.95%, 09/15/22 (b)	100,000	98,585
Boston Properties LP
5.63%, 11/15/20 (b)	500,000	593,852
4.13%, 05/15/21	400,000	434,929
Digital Realty Trust LP
5.25%, 03/15/21 (b)	100,000	111,069
Duke Realty LP
7.38%, 02/15/15	125,000	138,536
ERP Operating LP
5.75%, 06/15/17	150,000	175,453
HCP, Inc.
6.70%, 01/30/18	100,000	121,512
5.38%, 02/01/21 (b)	46,000	53,521
Kilroy Realty LP
3.80%, 01/15/23 (b)	100,000	102,625
ProLogis LP
6.63%, 05/15/18	50,000	60,193
7.38%, 10/30/19	150,000	188,076
Simon Property Group LP
6.13%, 05/30/18	150,000	183,474
5.65%, 02/01/20 (b)	102,000	123,230
4.13%, 12/01/21 (b)	100,000	110,785
Ventas Realty LP
3.25%, 08/15/22 (b)	250,000	249,335

		2,745,175

		29,609,833

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Industrial 11.9%

Basic Industry 1.1%
Airgas, Inc.
1.65%, 02/15/18 (b)	150,000	150,413
Alcoa, Inc.
5.55%, 02/01/17	250,000	275,927
Barrick Gold Corp.
2.90%, 05/30/16	100,000	105,224
Barrick North America Finance LLC
5.70%, 05/30/41	60,000	63,805
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	100,000	111,144
BHP Billiton Finance USA Ltd.
1.13%, 11/21/14	200,000	202,289
3.25%, 11/21/21	100,000	105,837
CF Industries, Inc.
7.13%, 05/01/20	100,000	124,078
Cliffs Natural Resources, Inc.
3.95%, 01/15/18	100,000	100,512
6.25%, 10/01/40	50,000	46,279
Domtar Corp.
10.75%, 06/01/17	100,000	129,097
Dow Chemical Co.
2.50%, 02/15/16	200,000	208,433
8.55%, 05/15/19	225,000	302,818
5.25%, 11/15/41 (b)	100,000	107,303
Eastman Chemical Co.
3.60%, 08/15/22 (b)	350,000	364,257
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	245,017
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	300,000	302,311
International Paper Co.
7.95%, 06/15/18	100,000	128,842
7.50%, 08/15/21	132,000	173,095
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	151,304
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/01/36	100,000	119,478
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	170,000	174,433
6.50%, 07/15/18	100,000	122,891
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	100,000	103,079
4.75%, 03/22/42 (b)	100,000	104,606
Southern Copper Corp.
5.25%, 11/08/42	100,000	95,187
Teck Resources Ltd.
6.25%, 07/15/41 (b)	100,000	106,135
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	114,086
Vale S.A.
5.63%, 09/11/42	200,000	198,863
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	109,022

		4,645,765

Capital Goods 1.1%
ABB Finance USA, Inc.
1.63%, 05/08/17	100,000	101,493
2.88%, 05/08/22	100,000	101,693
ADT Corp.
3.50%, 07/15/22 (c)	200,000	199,772
Boeing Capital Corp.
2.90%, 08/15/18 (b)	100,000	107,191
4.70%, 10/27/19	50,000	58,671
Boeing Co.
6.88%, 03/15/39	90,000	127,372
Caterpillar Financial Services Corp.
1.25%, 11/06/17	150,000	150,468
7.15%, 02/15/19	72,000	93,213
Caterpillar, Inc.
5.70%, 08/15/16	100,000	115,776
CRH America, Inc.
6.00%, 09/30/16	100,000	113,864
Deere & Co.
5.38%, 10/16/29	150,000	186,046
Eaton Corp.,
0.95%, 11/02/15	50,000	50,267
1.50%, 11/02/17	50,000	50,199
4.00%, 11/02/32	100,000	100,201
4.15%, 11/02/42	100,000	97,910
General Electric Co.
0.85%, 10/09/15	100,000	100,396
5.25%, 12/06/17	100,000	117,263
2.70%, 10/09/22	100,000	100,217
4.13%, 10/09/42	100,000	100,682
Honeywell International, Inc.
4.25%, 03/01/21	200,000	229,868
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	96,847
John Deere Capital Corp.
5.50%, 04/13/17	200,000	233,888
1.70%, 01/15/20	100,000	98,644
L-3 Communications Corp.
4.75%, 07/15/20	100,000	110,789
Lockheed Martin Corp.
4.25%, 11/15/19	36,000	40,568
3.35%, 09/15/21	100,000	105,159
Raytheon Co.
3.13%, 10/15/20	200,000	211,579
Republic Services, Inc.
3.80%, 05/15/18	200,000	220,186
5.70%, 05/15/41 (b)	80,000	93,730
United Technologies Corp.
5.38%, 12/15/17	300,000	356,159
6.13%, 02/01/19	150,000	187,336
3.10%, 06/01/22	100,000	105,017
4.50%, 06/01/42	150,000	160,545

		4,323,009

Communications 2.2%
America Movil S.A.B. de C.V.
2.38%, 09/08/16	200,000	206,734
4.38%, 07/16/42	150,000	139,000
AT&T Mobility LLC
7.13%, 12/15/31	50,000	68,137
AT&T, Inc.
0.80%, 12/01/15	100,000	99,866
0.90%, 02/12/16	250,000	250,007
5.50%, 02/01/18	130,000	152,999
3.00%, 02/15/22	100,000	101,370
6.30%, 01/15/38	120,000	144,434
5.35%, 09/01/40	50,000	53,727

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
5.55%, 08/15/41	100,000	110,637
BellSouth Corp.
6.88%, 10/15/31	100,000	121,047
6.55%, 06/15/34	150,000	177,861
6.00%, 11/15/34	225,000	251,165
CBS Corp.
5.50%, 05/15/33	150,000	158,749
Comcast Corp.
5.15%, 03/01/20	250,000	296,617
4.25%, 01/15/33	300,000	302,993
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	100,000	141,964
DIRECTV Holdings LLC
3.55%, 03/15/15	100,000	104,731
3.50%, 03/01/16	100,000	106,267
5.88%, 10/01/19	100,000	118,601
6.00%, 08/15/40 (b)	150,000	160,424
6.38%, 03/01/41	100,000	112,326
Discovery Communications LLC
5.05%, 06/01/20	150,000	173,505
France Telecom S.A.
5.38%, 01/13/42	250,000	260,102
NBCUniversal Media LLC
2.88%, 04/01/16	100,000	105,430
4.38%, 04/01/21	250,000	281,768
5.95%, 04/01/41	350,000	423,646
News America, Inc.
5.30%, 12/15/14	54,000	58,131
6.90%, 03/01/19	30,000	37,813
6.15%, 03/01/37	200,000	235,447
Qwest Corp.
6.75%, 12/01/21	150,000	172,999
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	251,410
TCI Communications, Inc.
7.13%, 02/15/28	150,000	203,481
Telecom Italia Capital S.A.
5.25%, 10/01/15	100,000	105,627
7.00%, 06/04/18	200,000	226,705
7.72%, 06/04/38	100,000	104,594
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	300,000	315,700
6.22%, 07/03/17	150,000	168,208
5.46%, 02/16/21	250,000	269,677
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	100,000	116,865
Time Warner Cable, Inc.
5.85%, 05/01/17	150,000	174,357
6.55%, 05/01/37	200,000	231,518
5.50%, 09/01/41 (b)	100,000	103,139
4.50%, 09/15/42 (b)	100,000	91,257
Verizon Communications, Inc.
1.10%, 11/01/17	600,000	591,255
5.85%, 09/15/35	200,000	230,316
Verizon Global Funding Corp.
7.75%, 12/01/30	100,000	136,980
Vodafone Group PLC
5.00%, 09/15/15	100,000	109,987
5.63%, 02/27/17	50,000	57,990
5.45%, 06/10/19	45,000	53,615
4.38%, 03/16/21	150,000	169,315

		8,840,493

Consumer Cyclical 1.4%
Amazon.com, Inc.
2.50%, 11/29/22 (b)	150,000	146,288
CVS Caremark Corp.
4.88%, 09/15/14	75,000	79,733
4.75%, 05/18/20 (b)	108,000	125,187
Daimler Finance North America LLC
8.50%, 01/18/31	75,000	116,447
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	100,000	95,297
eBay, Inc.
1.63%, 10/15/15	125,000	128,245
Ford Motor Co.
7.45%, 07/16/31	425,000	539,629
Ford Motor Credit Co. LLC
2.75%, 05/15/15	300,000	306,386
6.63%, 08/15/17	450,000	525,305
4.25%, 09/20/22	250,000	258,990
Gap, Inc.
5.95%, 04/12/21 (b)	450,000	515,238
Home Depot, Inc.
5.40%, 03/01/16	300,000	339,917
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	150,000	155,685
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	64,000	74,419
5.13%, 01/15/42 (b)	100,000	104,755
Marriott International, Inc.
3.00%, 03/01/19 (b)	100,000	104,890
McDonald’s Corp.
5.30%, 03/15/17	86,000	100,069
3.70%, 02/15/42	114,000	111,519
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	166,104
QVC, Inc.
5.13%, 07/02/22	100,000	106,124
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	121,523
Target Corp.
5.88%, 07/15/16	100,000	116,842
3.88%, 07/15/20	25,000	28,100
6.35%, 11/01/32	45,000	58,861
Time Warner, Inc.
3.15%, 07/15/15	85,000	89,568
4.75%, 03/29/21	150,000	170,073
7.63%, 04/15/31	100,000	135,676
7.70%, 05/01/32	61,000	83,363
5.38%, 10/15/41	50,000	53,992
Toyota Motor Credit Corp.
3.40%, 09/15/21	100,000	107,337
Viacom, Inc.
2.50%, 12/15/16	100,000	104,287
6.88%, 04/30/36	100,000	123,832
Wal-Mart Stores, Inc.
5.25%, 09/01/35	150,000	176,711
6.50%, 08/15/37	100,000	135,523
Walt Disney Co.
1.35%, 08/16/16	150,000	152,994

		5,758,909

Consumer Non-Cyclical 3.0%
AbbVie, Inc.
2.00%, 11/06/18	700,000	709,278

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Altria Group, Inc.
4.75%, 05/05/21	100,000	113,375
2.85%, 08/09/22	250,000	246,274
AmerisourceBergen Corp.
4.88%, 11/15/19	450,000	523,134
Amgen, Inc.
3.88%, 11/15/21 (b)	200,000	218,686
5.15%, 11/15/41 (b)	100,000	107,713
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	193,000	207,442
1.38%, 07/15/17	350,000	353,281
6.88%, 11/15/19	100,000	129,710
3.75%, 07/15/42	200,000	188,282
Archer-Daniels-Midland Co.
5.94%, 10/01/32	100,000	121,657
AstraZeneca PLC
5.40%, 06/01/14	75,000	79,215
Boston Scientific Corp.
6.00%, 01/15/20	150,000	175,579
Bristol-Myers Squibb Co.
6.13%, 05/01/38	100,000	131,066
3.25%, 08/01/42	100,000	87,981
Cardinal Health, Inc.
4.00%, 06/15/15	100,000	106,667
Celgene Corp.
1.90%, 08/15/17	100,000	101,641
Colgate-Palmolive Co.
2.63%, 05/01/17	100,000	106,560
ConAgra Foods, Inc.
3.20%, 01/25/23 (b)	350,000	349,580
Covidien International Finance S.A.
2.80%, 06/15/15	50,000	52,321
Diageo Capital PLC
5.75%, 10/23/17	200,000	238,557
Diageo Investment Corp.
2.88%, 05/11/22	150,000	151,934
Express Scripts Holding Co.
2.75%, 11/21/14	100,000	103,040
3.13%, 05/15/16	350,000	370,007
General Mills, Inc.
5.70%, 02/15/17	250,000	292,068
3.15%, 12/15/21 (b)	100,000	105,048
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	100,000	121,023
2.85%, 05/08/22	150,000	153,337
Johnson & Johnson
1.20%, 05/15/14	100,000	101,035
Kellogg Co.
4.15%, 11/15/19	150,000	168,605
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	140,873
Koninklijke Philips Electronics
5.00%, 03/15/42	100,000	112,873
Kraft Foods Group, Inc.
5.38%, 02/10/20	78,000	93,211
3.50%, 06/06/22	200,000	209,535
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	100,916
McKesson Corp.
3.25%, 03/01/16	50,000	53,624
Medtronic, Inc.
4.45%, 03/15/20	100,000	115,094
Merck & Co., Inc.
2.25%, 01/15/16	90,000	94,044
3.88%, 01/15/21 (b)	200,000	224,386
5.85%, 06/30/39	64,000	83,064
Mondelez International, Inc.
4.13%, 02/09/16	250,000	272,345
5.38%, 02/10/20	72,000	85,789
6.50%, 02/09/40	25,000	32,581
Novartis Capital Corp.
4.40%, 04/24/20	100,000	115,548
PepsiCo, Inc.
5.00%, 06/01/18	150,000	176,630
4.88%, 11/01/40	200,000	225,276
Pfizer, Inc.
6.20%, 03/15/19	225,000	282,789
Philip Morris International, Inc.
1.13%, 08/21/17	100,000	99,765
2.50%, 08/22/22	100,000	98,891
Procter & Gamble Co.
1.80%, 11/15/15	375,000	388,144
4.70%, 02/15/19	42,000	49,572
5.55%, 03/05/37	50,000	64,177
Quest Diagnostics, Inc.
3.20%, 04/01/16	100,000	105,113
Reynolds American, Inc.
7.63%, 06/01/16	75,000	89,388
3.25%, 11/01/22	100,000	99,071
Safeway, Inc.
3.95%, 08/15/20	225,000	230,283
7.25%, 02/01/31	200,000	230,112
Sanofi
2.63%, 03/29/16	100,000	105,352
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	100,000	100,468
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	125,000	159,382
The Coca-Cola Co.
1.50%, 11/15/15	200,000	205,029
1.15%, 04/01/18	500,000	501,209
3.15%, 11/15/20	150,000	162,305
The Kroger Co.
7.50%, 04/01/31	100,000	128,113
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	54,935
3.60%, 08/15/21 (b)	50,000	51,814
Watson Pharmaceuticals, Inc.
1.88%, 10/01/17	250,000	253,187
3.25%, 10/01/22 (b)	250,000	253,926
4.63%, 10/01/42 (b)	100,000	101,282
Wyeth LLC
5.95%, 04/01/37	200,000	256,344
Zoetis, Inc.
4.70%, 02/01/43 (b)(c)	100,000	102,491

		12,223,027

Energy 1.6%
Anadarko Petroleum Corp.
5.95%, 09/15/16	225,000	259,204
6.38%, 09/15/17	200,000	238,959
6.45%, 09/15/36	100,000	123,312
Apache Corp.
4.75%, 04/15/43 (b)	150,000	153,980

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	100,000	105,990
BP Capital Markets PLC
3.63%, 05/08/14	220,000	227,338
4.75%, 03/10/19	250,000	289,967
Canadian Natural Resources Ltd.
6.25%, 03/15/38	100,000	121,703
Chevron Corp.
4.95%, 03/03/19	100,000	119,525
Conoco, Inc.
6.95%, 04/15/29	100,000	135,453
ConocoPhillips
6.50%, 02/01/39	125,000	167,750
ConocoPhillips Canada
5.63%, 10/15/16	150,000	174,428
Encana Corp.
6.50%, 02/01/38	175,000	205,821
Halliburton Co.
6.15%, 09/15/19	125,000	157,537
Hess Corp.
8.13%, 02/15/19	200,000	258,620
7.30%, 08/15/31	150,000	186,865
Husky Energy, Inc.
7.25%, 12/15/19	200,000	257,975
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	313,808
Marathon Petroleum Corp.
5.13%, 03/01/21	125,000	146,033
Nabors Industries, Inc.
6.15%, 02/15/18	100,000	113,821
Nexen, Inc.
5.88%, 03/10/35	150,000	181,761
Noble Holding International Ltd.
5.25%, 03/15/42	150,000	151,449
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	100,000	113,561
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	200,000	206,994
7.25%, 08/15/18 (b)	100,000	112,020
Shell International Finance BV
3.10%, 06/28/15	100,000	105,754
4.30%, 09/22/19	100,000	115,997
6.38%, 12/15/38	45,000	62,377
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	121,100
Talisman Energy, Inc.
3.75%, 02/01/21 (b)	150,000	156,259
Tosco Corp.
7.80%, 01/01/27	150,000	218,355
Total Capital S.A.
3.00%, 06/24/15	100,000	105,185
Transocean, Inc.
6.38%, 12/15/21	200,000	233,253
6.80%, 03/15/38	150,000	165,729
Valero Energy Corp.
9.38%, 03/15/19	150,000	204,889
6.13%, 02/01/20	150,000	182,521
Weatherford International Ltd.
4.50%, 04/15/22 (b)	175,000	180,594

		6,375,887

Other Industrial 0.0%
Howard Hughes Medical Institute
3.45%, 09/01/14	50,000	52,354

		52,354

Technology 1.1%
Agilent Technologies, Inc.
6.50%, 11/01/17	250,000	299,701
Arrow Electronics, Inc.
3.00%, 03/01/18	150,000	151,501
4.50%, 03/01/23 (b)	200,000	202,122
Cisco Systems, Inc.
2.90%, 11/17/14	266,000	276,870
5.90%, 02/15/39	100,000	125,644
Corning, Inc.
1.45%, 11/15/17	200,000	201,070
Fiserv, Inc.
4.63%, 10/01/20	150,000	162,748
Google, Inc.
2.13%, 05/19/16	75,000	78,350
Harris Corp.
6.15%, 12/15/40	50,000	58,525
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	302,642
6.00%, 09/15/41	200,000	204,266
International Business Machines Corp.
5.70%, 09/14/17	150,000	179,650
7.00%, 10/30/25	105,000	148,397
Microsoft Corp.
2.50%, 02/08/16	100,000	105,358
4.50%, 10/01/40	100,000	108,380
NetApp, Inc.
3.25%, 12/15/22 (b)	250,000	246,630
Oracle Corp.
5.75%, 04/15/18	165,000	199,319
3.88%, 07/15/20	180,000	201,935
6.13%, 07/08/39	250,000	323,490
5.38%, 07/15/40	100,000	117,610
Science Applications International Corp.
5.50%, 07/01/33	50,000	50,576
Texas Instruments, Inc.
2.38%, 05/16/16	100,000	104,751
Xerox Corp.
4.25%, 02/15/15	400,000	421,527

		4,271,062

Transportation 0.4%
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/25 (c)	100,000	101,687
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	163,285
5.05%, 03/01/41 (b)	80,000	86,884
CSX Corp.
6.25%, 04/01/15	200,000	221,562
4.25%, 06/01/21 (b)	150,000	168,983
4.10%, 03/15/44 (b)	100,000	94,872
FedEx Corp.
2.63%, 08/01/22	200,000	196,914
3.88%, 08/01/42	200,000	187,964
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	150,000	153,911
Southwest Airlines Co.
5.13%, 03/01/17	220,000	241,989

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Union Pacific Corp.
4.00%, 02/01/21 (b)	180,000	201,336

		1,819,387

		48,309,893

Utilities 2.3%

Electric 1.6%
Alabama Power Co.
4.10%, 01/15/42	100,000	101,267
Appalachian Power Co.
7.00%, 04/01/38	250,000	336,068
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	50,000	51,830
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	243,003
Consolidated Natural Gas Co.
5.00%, 12/01/14	450,000	479,798
Detroit Edison Co.
3.95%, 06/15/42 (b)	100,000	99,909
Duke Energy Carolinas LLC
6.05%, 04/15/38	200,000	258,630
5.30%, 02/15/40	100,000	118,787
Duke Energy Indiana, Inc.
3.75%, 07/15/20	175,000	193,109
Entergy Corp.
3.63%, 09/15/15	250,000	261,370
Exelon Generation Co. LLC
5.20%, 10/01/19	142,000	160,937
4.00%, 10/01/20 (b)	150,000	158,616
FirstEnergy Corp.
2.75%, 03/15/18 (b)	500,000	506,244
7.38%, 11/15/31	300,000	352,389
Florida Power & Light Co.
5.95%, 02/01/38	150,000	195,620
Florida Power Corp.
6.40%, 06/15/38	91,000	121,850
Georgia Power Co.
4.75%, 09/01/40	150,000	162,452
Midamerican Energy Holdings Co.
5.75%, 04/01/18	100,000	120,270
6.13%, 04/01/36	200,000	249,418
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	100,000	119,047
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	226,915
6.05%, 03/01/34	192,000	240,947
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	100,383
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	171,242
6.50%, 05/01/18	200,000	237,083
4.60%, 12/15/21 (b)	100,000	106,761
PSEG Power LLC
5.13%, 04/15/20	150,000	170,748
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	101,474
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	100,000	109,019
Southern California Edison Co.
5.50%, 08/15/18	100,000	122,108
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	99,047
Virginia Electric & Power Co.
6.00%, 05/15/37	50,000	65,332
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	102,910
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	200,000	234,434

		6,379,017

Natural Gas 0.7%
El Paso Pipeline Partners Operating Co. LLC
4.70%, 11/01/42 (b)	100,000	95,445
Energy Transfer Partners LP
6.70%, 07/01/18	50,000	60,396
4.65%, 06/01/21 (b)	100,000	109,033
7.50%, 07/01/38	100,000	125,262
Enterprise Products Operating LLC
6.30%, 09/15/17	100,000	120,300
5.20%, 09/01/20	150,000	176,198
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	250,000	298,387
6.85%, 02/15/20	50,000	62,803
3.50%, 09/01/23 (b)	150,000	152,390
5.80%, 03/15/35	100,000	112,816
5.00%, 08/15/42 (b)	100,000	101,764
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	94,404
Nisource Finance Corp.
5.40%, 07/15/14	200,000	211,267
Plains All American Pipeline LP
3.65%, 06/01/22 (b)	200,000	211,640
6.65%, 01/15/37	100,000	128,673
Sempra Energy
6.00%, 10/15/39	100,000	124,812
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	150,000	175,580
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	108,824
TransCanada PipeLines Ltd.
3.80%, 10/01/20	56,000	61,493
7.63%, 01/15/39	50,000	71,961
Williams Partners LP
7.25%, 02/01/17	350,000	421,392
6.30%, 04/15/40	50,000	58,380

		3,083,220

Other Utilities 0.0%
Veolia Environnement S.A.
6.00%, 06/01/18	100,000	116,792

		116,792

		9,579,029

Total Corporate Bonds
(Cost $85,603,538)		87,498,755

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Foreign Securities 4.5% of net assets

Foreign Agencies 1.3%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.75%, 10/05/15	75,000	77,312
2.00%, 06/03/16	150,000	156,090

		233,402

Canada 0.0%
Export Development Canada
2.25%, 05/28/15	100,000	104,105
1.25%, 10/27/15	60,000	61,299

		165,404

Cayman Islands 0.1%
Petrobras International Finance Co.
2.88%, 02/06/15	400,000	409,305
5.38%, 01/27/21	150,000	162,599

		571,904

Germany 0.6%
Kreditanstalt fuer Wiederaufbau
2.63%, 02/16/16 (d)	375,000	397,776
4.88%, 01/17/17 (d)	450,000	519,216
1.25%, 02/15/17 (d)	350,000	356,810
4.50%, 07/16/18 (d)	400,000	469,722
4.88%, 06/17/19 (d)	200,000	241,871
2.75%, 09/08/20 (d)	200,000	215,443
2.38%, 08/25/21 (d)	300,000	310,820

		2,511,658

Japan 0.1%
Japan Bank for International Cooperation
2.25%, 07/13/16	200,000	210,427

		210,427

Mexico 0.1%
Petroleos Mexicanos
5.50%, 01/21/21	400,000	461,000

		461,000

Norway 0.0%
Statoil A.S.A.
2.90%, 10/15/14	100,000	103,801

		103,801

Republic of Korea 0.1%
Export-Import Bank of Korea
5.88%, 01/14/15	100,000	108,647
4.38%, 09/15/21	300,000	333,051

		441,698

Sweden 0.1%
Svensk Exportkredit AB
5.13%, 03/01/17	150,000	173,796

		173,796

United States 0.1%
Pemex Project Funding Master Trust
6.63%, 06/15/35	300,000	360,750

		360,750

		5,233,840

Foreign Local Government 0.5%

Canada 0.5%
Hydro-Quebec
2.00%, 06/30/16	200,000	208,123
8.05%, 07/07/24	60,000	87,804
Province of British Columbia
2.85%, 06/15/15	200,000	210,633
Province of Manitoba
1.13%, 06/01/18	250,000	249,941
Province of Ontario
2.95%, 02/05/15	460,000	481,203
4.00%, 10/07/19	225,000	257,058
2.45%, 06/29/22	450,000	452,081
Province of Quebec
7.50%, 09/15/29	68,000	101,753

		2,048,596

Sovereign 1.2%

Brazil 0.3%
Brazilian Government International Bond
2.63%, 01/05/23	300,000	288,750
Federative Republic of Brazil
6.00%, 01/17/17	350,000	408,275
4.88%, 01/22/21	100,000	116,500
8.25%, 01/20/34	150,000	228,750
7.13%, 01/20/37	100,000	139,250

		1,181,525

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	200,000	206,167

		206,167

Chile 0.0%
Chile Government International Bond
3.63%, 10/30/42	100,000	92,900

		92,900

Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	300,000	387,750
7.38%, 09/18/37	100,000	143,750

		531,500

Italy 0.2%
Italy Government International Bond
3.13%, 01/26/15	350,000	354,811
5.38%, 06/12/17	100,000	108,542
6.88%, 09/27/23	150,000	174,396
5.38%, 06/15/33	200,000	200,483

		838,232

Mexico 0.3%
Mexico Government International Bond
5.63%, 01/15/17	600,000	693,000
8.00%, 09/24/22	100,000	140,250
6.05%, 01/11/40	150,000	186,375

		1,019,625

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Panama 0.1%
Panama Government International Bond
6.70%, 01/26/36	200,000	267,500

		267,500

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	250,000	322,125

		322,125

Poland 0.0%
Poland Government International Bond
5.00%, 10/19/15	150,000	165,435

		165,435

Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	194,325

		194,325

South Africa 0.0%
South Africa Government International Bond
4.67%, 01/17/24	100,000	107,500

		107,500

		4,926,834

Supranational 1.5%
African Development Bank
2.50%, 03/15/16	150,000	158,813
Asian Development Bank
2.75%, 05/21/14	150,000	154,215
2.63%, 02/09/15	200,000	208,399
2.50%, 03/15/16	150,000	158,915
European Bank for Reconstruction & Development
1.63%, 09/03/15	500,000	514,345
European Investment Bank
4.63%, 10/20/15	400,000	441,588
2.50%, 05/16/16	325,000	344,109
5.13%, 05/30/17	1,000,000	1,172,558
4.00%, 02/16/21	700,000	810,658
Inter-American Development Bank
4.50%, 09/15/14	300,000	318,399
5.13%, 09/13/16	100,000	115,607
3.88%, 10/28/41	300,000	321,860
International Bank for Reconstruction & Development
2.13%, 03/15/16	400,000	420,134
0.88%, 04/17/17	350,000	353,021
International Finance Corp.
2.13%, 11/17/17	300,000	317,596
Nordic Investment Bank
0.50%, 04/14/16	250,000	249,913

		6,060,130

Total Foreign Securities
(Cost $17,932,442)		18,269,400

Mortgage-Backed Securities 29.2% of net assets

U.S. Government Agency Mortgages 29.2%
Fannie Mae
5.50%, 02/01/17 to 09/01/38 (b)	5,070,106	5,556,695
5.00%, 02/01/18 to 06/01/41 (b)	4,485,350	4,886,533
3.50%, 10/01/18 to 11/01/42 (b)	5,410,171	5,735,635
4.00%, 09/01/20 to 04/01/42 (b)	4,924,377	5,277,667
3.00%, 01/01/26 to 12/01/42 (b)	3,591,647	3,744,092
4.50%, 07/01/26 to 07/01/42 (b)	6,187,110	6,696,516
2.50%, 10/01/27 to 11/01/27 (b)	666,301	692,309
6.00%, 06/01/37 to 10/01/39 (b)	2,476,414	2,721,306
6.50%, 10/01/39 (b)	526,065	594,535
3.64%, 03/01/40 (a)(b)	401,730	426,978
3.35%, 04/01/40 (a)(b)	145,851	153,176
3.61%, 05/01/40 (a)(b)	126,961	134,821
Fannie Mae TBA
2.00%, 04/01/28 (b)	200,000	202,227
2.50%, 04/01/28 to 04/01/43 (b)	2,200,000	2,267,696
3.00%, 04/01/28 to 04/01/43 (b)	5,000,000	5,164,253
3.50%, 04/01/28 to 04/01/43 (b)	3,100,000	3,269,437
4.00%, 04/01/28 to 04/01/43 (b)	4,100,000	4,374,371
4.50%, 04/01/28 to 04/01/43 (b)	2,200,000	2,368,774
5.00%, 04/01/28 to 04/01/43 (b)	1,200,000	1,298,660
5.50%, 04/01/28 (b)	400,000	428,188
6.00%, 04/01/43 (b)	1,300,000	1,424,110
Freddie Mac
5.00%, 06/01/18 to 09/01/40 (b)	2,788,468	3,069,517
5.50%, 11/01/18 to 02/01/40 (b)	1,423,210	1,539,730
4.00%, 12/01/20 to 10/01/41 (b)	4,358,947	4,655,362
4.50%, 01/01/24 to 09/01/41 (b)	3,152,579	3,377,668
3.50%, 07/01/26 to 09/01/42 (b)	3,493,983	3,693,672
3.00%, 10/01/26 to 01/01/33 (b)	905,864	951,500
2.50%, 07/01/27 (b)	92,257	95,728
6.00%, 10/01/37 to 04/01/38 (b)	1,095,362	1,197,512
6.50%, 09/01/39 (b)	371,455	422,702
3.00%, 05/01/41 (a)(b)	73,514	77,588
Freddie Mac TBA
2.00%, 04/01/28 (b)	200,000	201,477
2.50%, 04/01/28 (b)	1,300,000	1,343,469

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
3.00%, 04/01/28 to 04/01/43 (b)	2,700,000	2,781,344
3.50%, 04/01/28 to 04/01/43 (b)	1,100,000	1,156,266
4.00%, 04/01/28 (b)	100,000	106,156
5.00%, 04/01/28 to 04/01/43 (b)	1,400,000	1,504,813
4.50%, 04/01/43 (b)	2,100,000	2,247,000
5.50%, 04/01/43 (b)	800,000	866,469
Ginnie Mae
4.00%, 04/20/26 to 02/20/43 (a)(b)	4,257,250	4,631,874
3.50%, 05/20/26 to 03/20/43 (b)	4,872,247	5,218,322
3.00%, 02/20/27 to 12/20/42 (a)(b)	2,663,756	2,807,434
2.50%, 01/20/28 to 08/20/38 (a)(b)	676,837	706,985
5.50%, 04/15/33 to 07/15/34 (b)	739,947	824,385
5.00%, 10/15/34 to 04/20/40 (b)	2,057,061	2,256,775
6.00%, 02/15/37 to 12/15/38 (b)	859,019	971,218
4.50%, 08/20/37 to 12/20/42 (a)(b)	4,791,714	5,273,175
5.00%, 10/20/37 (a)(b)	75,447	80,414
Ginnie Mae TBA
2.50%, 04/01/43 (b)	200,000	197,922
3.00%, 04/01/43 (b)	1,900,000	1,979,750
3.50%, 04/01/43 (b)	1,100,000	1,178,671
4.00%, 04/01/43 (b)	600,000	653,680
4.50%, 04/01/43 (b)	1,500,000	1,638,516
5.00%, 04/01/43 (b)	1,900,000	2,066,547
5.50%, 04/01/43 (b)	1,500,000	1,642,032

Total Mortgage-Backed Securities
(Cost $118,455,273)		118,833,652

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	100,000	141,312
California,
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	100,000	139,284
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	250,000	361,167
Catholic Health Initiatives
1.60%, 11/01/17	100,000	101,290
4.35%, 11/01/42	225,000	227,648
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	123,504
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	187,893
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	40,000	46,797
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	258,515
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	200,000	270,462
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34	20,000	24,612
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	150,000	197,624
New Jersey State Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	100,000	141,225
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	200,000	258,444
5.88%, 06/15/44	250,000	330,752
San Francisco CA City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	400,000	499,280
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	249,028
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	200,000	244,100
Yale University
Medium-Term Notes Series B
2.90%, 10/15/14	150,000	155,560

Total Municipal Bonds
(Cost $3,825,759)		3,958,497

U.S. Government and Government Agencies 51.1% of net assets

U.S. Government Agency Securities 14.8%
Fannie Mae
1.13%, 06/27/14	732,000	740,597
0.55%, 02/27/15 (b)	2,000,000	2,006,486
1.63%, 10/26/15	2,032,000	2,096,693
1.13%, 04/27/17	769,000	783,815
0.88%, 08/28/17	1,172,000	1,176,326
7.13%, 01/15/30	277,000	425,439
Federal Farm Credit Bank
4.88%, 12/16/15	321,000	359,936
Federal Home Loan Bank
0.00%, 04/10/13 (e)	6,800,000	6,799,980
0.00%, 04/19/13 (e)	15,300,000	15,299,923
0.50%, 11/20/15	1,000,000	1,003,761
1.00%, 06/21/17	835,000	843,907
1.00%, 11/09/17 (b)	500,000	500,549
5.00%, 11/17/17	785,000	934,854
Freddie Mac
0.00%, 04/08/13 (e)	14,000,000	13,999,972

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
0.00%, 04/24/13 (e)	5,000,000	4,999,970
1.00%, 07/30/14	2,850,000	2,880,954
0.50%, 04/17/15	564,000	566,493
0.60%, 05/22/15 (b)	600,000	600,373
0.50%, 01/15/16 (b)	400,000	400,263
2.25%, 07/03/17 (b)	600,000	603,434
2.00%, 07/17/17 (b)	500,000	502,949
1.00%, 07/28/17	119,000	120,239
2.38%, 01/13/22	1,651,000	1,721,767
6.75%, 03/15/31	264,000	397,990
Tennessee Valley Authority
6.75%, 11/01/25	488,000	703,154

		60,469,824

U.S. Treasury Obligations 36.3%
U.S. Treasury Bonds
9.13%, 05/15/18	2,058,000	2,922,199
8.00%, 11/15/21	1,902,000	2,898,469
6.00%, 02/15/26	797,000	1,134,604
6.75%, 08/15/26	1,269,000	1,927,691
6.13%, 11/15/27	384,000	560,520
5.25%, 02/15/29	483,000	655,295
6.25%, 05/15/30	422,000	637,352
4.75%, 02/15/37	871,000	1,146,726
4.38%, 02/15/38	2,114,000	2,643,162
3.50%, 02/15/39	1,010,000	1,098,375
4.38%, 11/15/39	783,000	981,319
4.63%, 02/15/40	725,000	943,972
4.25%, 11/15/40	187,000	229,952
3.75%, 08/15/41	1,439,000	1,627,644
3.13%, 02/15/42	2,604,000	2,617,426
3.00%, 05/15/42	1,322,000	1,294,528
2.75%, 08/15/42	1,196,000	1,109,851
2.75%, 11/15/42	1,232,000	1,142,102
U.S. Treasury Notes
1.00%, 05/15/14	4,289,000	4,328,708
0.25%, 05/31/14	4,215,000	4,218,625
0.13%, 07/31/14	6,372,100	6,366,378
0.25%, 09/15/14	3,600,000	3,602,390
0.50%, 10/15/14	3,017,000	3,030,199
0.38%, 11/15/14	2,146,000	2,151,449
0.25%, 01/15/15	2,700,000	2,700,950
0.25%, 02/15/15	1,250,000	1,250,146
2.38%, 02/28/15	557,000	579,650
2.50%, 03/31/15	3,514,000	3,671,856
2.50%, 04/30/15	1,376,000	1,439,855
2.13%, 05/31/15	1,583,000	1,646,197
1.88%, 06/30/15	5,064,100	5,245,699
1.75%, 07/31/15	4,750,000	4,912,170
0.25%, 09/15/15	3,892,000	3,887,135
1.25%, 10/31/15	5,838,000	5,978,024
0.25%, 12/15/15	2,750,000	2,744,629
0.38%, 01/15/16	2,000,000	2,002,344
0.38%, 02/15/16	2,550,000	2,551,992
2.13%, 02/29/16	1,046,000	1,099,771
2.25%, 03/31/16	1,965,000	2,075,838
2.00%, 04/30/16	1,758,000	1,845,214
2.63%, 04/30/16	1,046,000	1,117,668
3.25%, 05/31/16	929,000	1,012,465
3.00%, 09/30/16	1,493,000	1,624,338
0.88%, 01/31/17	3,371,000	3,415,770
3.25%, 03/31/17	2,015,000	2,229,567
0.63%, 05/31/17	2,373,000	2,376,336
0.63%, 08/31/17	2,530,000	2,527,827
1.88%, 08/31/17	2,952,600	3,111,763
1.88%, 09/30/17	1,784,000	1,880,029
0.75%, 10/31/17	3,406,000	3,416,378
1.88%, 10/31/17	1,548,000	1,631,446
0.75%, 12/31/17	1,550,000	1,552,302
0.75%, 02/28/18	1,000,000	999,922
2.88%, 03/31/18	1,291,000	1,425,143
2.63%, 04/30/18	2,745,000	2,997,625
1.38%, 09/30/18	1,001,000	1,028,058
1.25%, 04/30/19	1,614,000	1,635,941
0.88%, 07/31/19	2,919,000	2,881,829
3.38%, 11/15/19	2,748,700	3,146,833
1.00%, 11/30/19	373,000	369,241
1.38%, 01/31/20	2,000,000	2,023,126
2.63%, 08/15/20	1,573,000	1,718,380
2.63%, 11/15/20	2,304,000	2,513,341
3.63%, 02/15/21	1,775,000	2,068,152
2.13%, 08/15/21	1,924,900	2,011,821
1.63%, 08/15/22	1,733,000	1,710,932
1.63%, 11/15/22	800,000	785,938
2.00%, 02/15/23	1,500,000	1,519,220

		147,631,797

Total U.S. Government and Government Agencies
(Cost $206,477,601)		208,101,621

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	324,543	324,543

Total Other Investment Company
(Cost $324,543)		324,543

End of Investments

At 03/31/13, the tax basis cost of the fund’s investments was $440,768,549 and the unrealized appreciation and depreciation were $5,321,501 and ($969,652), respectively, with a net unrealized appreciation $4,351,849.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $884,163 or 0.2% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	Zero Coupon Bond.

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

GO —	General obligation
RB —	Revenue bond
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Asset-Backed Obligations[1]	$—	$1,308,556	$—	$1,308,556
Commercial Mortgage Backed Securities[1]	—	6,825,374	—	6,825,374
Corporate Bonds[1]	—	87,498,755	—	87,498,755
Foreign Securities[1]	—	18,269,400	—	18,269,400
Mortgage-Backed Securities[1]	—	118,833,652	—	118,833,652
Municipal Bonds[1]	—	3,958,497	—	3,958,497
U.S. Government and Government Agencies[1]	—	208,101,621	—	208,101,621
Other Investment Company[1]	324,543	—	—	324,543

Total	$324,543	$444,795,855	$—	$445,120,398

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2013.

REG64288MAR13

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: May 21, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: May 21, 2013

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: May 21, 2013